Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000073498
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class AAA
C000002843
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class C
C000002844
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class I
C000002841
Account Value [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	500,000		559,800	682,004	652,133	857,489	1,015,267	1,306,750	1,070,098	1,351,426	1,689,553	1,991,646
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,305	10,717	10,672	11,708	12,753	12,530	10,828	11,448	11,583	12,379
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,687	13,483	12,515	15,735	15,885	20,201	18,940	20,690	23,657	26,901
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,305	10,717	10,672	11,708	12,753	12,530	10,828	11,448	11,583	12,379
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,687	13,483	12,515	15,735	15,885	20,201	18,940	20,690	23,657	26,901
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	500,000		515,250	535,860	533,609	585,423	637,643	626,484	541,407	572,376	579,130	618,974
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	500,000		584,350	674,165	625,760	786,768	794,242	1,010,037	947,011	1,034,515	1,182,864	1,345,035
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,305	10,717	10,672	11,708	12,753	12,530	10,828	11,448	11,583	12,379
MSCI USA Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,687	$ 13,483	$ 12,515	$ 15,735	$ 15,885	$ 20,201	$ 18,940	$ 20,690	$ 23,657	$ 26,901